                               OppenheimerFunds, Inc.
                             Two World Financial Center
                           225 Liberty Street, 11th Floor
                            New York, New York 10281-1008

                                                           January 31, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    Oppenheimer Champion Income Fund ("Registrant")
                Reg. No. 33-16494; File No. 811-5281

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of  Additional  Information  that would have been filed  pursuant to Rule 497(c)
under the  Securities  Act  would  not have  differed  from  that  contained  in
Post-Effective  Amendment No. 33 to the Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on January 26, 2007.

                                                     Very truly yours,

                                                     /s/  Garrett Broadrup
                                                     Garrett Broadrup
                                                     Assistant Vice President
                                                        and Assistant Counsel
                                                     212.323.5012

cc:    Myer, Swanson, Adams & Wolf, P.C.
       Deloitte & Touche LLP
       Gloria LaFond
       Nancy S. Vann